RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Group Payables with Related Parties) (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2021 USD ($)		Jun. 30, 2021 CNY (¥)		Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Payable to related companies:		$ 866		¥ 5,593		¥ 9,158
Payable to the Shareholder:		2,176		14,050		7,149
Lease liabilities to related parties		114		737		1,092
Feishang Enterprise [Member]
IfrsStatementLineItems [Line Items]
Payable to related companies:	[1],[2]	441		2,849		6,378
Anka Capital Limited [Member]
IfrsStatementLineItems [Line Items]
Payable to related companies:	[3],[4]	425		2,744		2,780
Feishang Group [Member]
IfrsStatementLineItems [Line Items]
Payable to the Shareholder:	[5]	2,176	[3]	14,050	[1]	7,149	[1]
Anka [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities to related parties	[3]	$ 114		¥ 737		¥ 1,092

[1]	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the beneficial shareholder of the Company.
[2]	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[3]	Anka Capital and Anka are each jointly owned by Wong Wah On Edward and Tam Cheuk Ho, who are officers of the Company.
[4]	The payable to Anka Capital by CHNR represents the net amount of advances from Anka Capital. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[5]	The payable to Feishang Group represents the net amount of advances from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.